Financial instruments: valuation - Hierarchy of liabilities (Details) - At fair value - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Fair value of liabilities
Liabilities	£ 118,533	£ 129,156
Trading deposits
Fair value of liabilities
Liabilities	44,151	43,127
Debt securities in issue, trading
Fair value of liabilities
Liabilities	307	706
Short positions, trading
Fair value of liabilities
Liabilities	9,709	9,803
Interest rate
Fair value of liabilities
Liabilities	35,138	38,483
Foreign exchange
Fair value of liabilities
Liabilities	25,441	33,586
Other derivatives
Fair value of liabilities
Liabilities	270	326
Debt securities in issue
Fair value of liabilities
Liabilities	1,639	1,608
Other deposits
Fair value of liabilities
Liabilities	1,649	1,280
Financial liabilities, subordinated
Fair value of liabilities
Liabilities	229	237
Level 1
Fair value of liabilities
Liabilities	£ 7,843	£ 7,936
As a % of total value liabilities	7.00%	6.00%
Level 1 | Short positions, trading
Fair value of liabilities
Liabilities	£ 7,843	£ 7,936
Level 2
Fair value of liabilities
Liabilities	£ 110,004	£ 120,529
As a % of total value liabilities	92.00%	93.00%
Level 2 | Trading deposits
Fair value of liabilities
Liabilities	£ 44,151	£ 43,126
Level 2 | Debt securities in issue, trading
Fair value of liabilities
Liabilities	307	706
Level 2 | Short positions, trading
Fair value of liabilities
Liabilities	1,864	1,865
Level 2 | Interest rate
Fair value of liabilities
Liabilities	34,698	38,044
Level 2 | Foreign exchange
Fair value of liabilities
Liabilities	25,374	33,528
Level 2 | Other derivatives
Fair value of liabilities
Liabilities	119	138
Level 2 | Debt securities in issue
Fair value of liabilities
Liabilities	1,636	1,605
Level 2 | Other deposits
Fair value of liabilities
Liabilities	1,626	1,280
Level 2 | Financial liabilities, subordinated
Fair value of liabilities
Liabilities	229	237
Level 3
Fair value of liabilities
Liabilities	£ 686	£ 691	£ 897	£ 976
As a % of total value liabilities	1.00%	1.00%
Level 3 | Trading deposits
Fair value of liabilities
Liabilities		£ 1
Level 3 | Short positions, trading
Fair value of liabilities
Liabilities	£ 2	2
Level 3 | Interest rate
Fair value of liabilities
Liabilities	440	439
Level 3 | Foreign exchange
Fair value of liabilities
Liabilities	67	58
Level 3 | Other derivatives
Fair value of liabilities
Liabilities	151	188
Level 3 | Financial liabilities (other)
Fair value of liabilities
Liabilities	26	3
Level 3 | Debt securities in issue
Fair value of liabilities
Liabilities	3	£ 3
Level 3 | Other deposits
Fair value of liabilities
Liabilities	£ 23